Other non-current financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Schedule of Breakdown for Other Non-Current Financial Liabilities
The following table provides a breakdown for other non-current financial liabilities.

(€ thousands)	At June 30, 2026	At December 31, 2025
Written put options on non-controlling interests	109,688	105,632
of which Thom Browne option	94,172	90,295
of which Dondi option	15,516	15,337
Other non-current financial liabilities	109,688	105,632